Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 496	£ 297
Non-current tax assets	0	6
Prepayments	71	0
Other non-current assets	£ 567	£ 303